Indebtedness to related parties, noncurrent	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Indebtedness To Related Parties Noncurrent
Indebtedness to related parties, noncurrent

Note   18.               Indebtedness to related parties

On October 1, 2016, the Group entered into a Revolving Credit Agreement (the “Revolving Credit”) with its parent WISeKey International Holding AG (“WISeKey”) to borrow funds within a credit period starting on October 1, 2016 and ending on December 31, 2017 when all outstanding funds would become immediately due and payable. Outstanding loan amounts bear an interest rate of 3% per annum. Repayments before the end of the credit period are permitted. On November 1, 2017, the Group and WISeKey entered into the First Amendment to the Revolving Credit Agreement extending the credit period by 2 years to December 31, 2019. On March 16, 2021, the Group and WISeKey entered into the Second Amendment to the Revolving Credit Agreement extending the credit period by another 2 years to December 31, 2022. On November 1, 2022, the Group and WISeKey entered into the Third Amendment to the Revolving Credit Agreement pursuant to which the interest rate was amended to 2.5% per annum.

On November 12, 2020, WISeKey provided a Funding Commitment to extend shareholder loans (each the “Shareholder Loan”) to the Group for a maximum aggregate amount of USD 4 million to be drawn down over six months from the date of the commitment, in instalments of between USD 1 million and USD 1.5 million. The Shareholder Loans bare interest of 3% per annum. There are not set repayment dates for the Shareholder Loans.

All entities in the Semiconductors Group are subject to management fees from WISeKey and WISeKey’s affiliates. There is no set payment date for these fees, as a result they have been classified as noncurrent.

On April 1, 2021, the Group entered into a Debt Remission Agreement (the “Debt Remission”) with WISeKey pursuant to which an outstanding amount of EUR 5 million (USD 5,871,714) owed to WISeKey was remitted without any compensation from the Group. Per the terms of the Debt Remission, WISeKey will have the right to reinstate the debt and ask for repayment in fiscal years when WISeKey Semiconductors SAS achieves a positive income before income tax expense, in an amount calculated based on the income before income tax expense. As such, because of the repayment clause, the loan amounts covered by the Debt Remission continue to be shown as noncurrent liabilities under the line Indebtedness to related parties, noncurrent.

On June 28, 2021, the Group entered into a Debt Transfer Agreement with its parent WISeKey International Holding AG (“WISeKey”) and an affiliate of WISeKey, WISeKey SA, pursuant to which WISeKey extended a loan of USD 1,463,664 to the Group to repay an overdue creditor balance in that same amount owed to WISeKey SA. The loan bears interest at the rate of 3% per annum and is repayable by December 31, 2022.

On December 31, 2021, the Group entered into a Debt Transfer Agreement with WISeKey pursuant to which WISeKey extended a loan of USD 1,910,754 to the Group with an interest rate of 3% per annum, repayable on December 31, 2023.

On June 30, 2022, the Group entered into a Debt Transfer Agreement with WISeKey pursuant to which WISeKey extended a loan of USD 444,542 to the Group with an interest rate of 3% per annum, repayable on December 31, 2024.

On August 31, 2022, the Group entered into a Debt Transfer Agreement with WISeKey and WISeKey SA pursuant to which WISeKey extended a loan of USD 381,879 to the Group with an interest rate of 3% per annum, repayable on December 31, 2024.

On December 15, 2022, and in view of the negative equity position of the Group, WISeKey as sole shareholder of the Semiconductors Group resolved to recapitalize the Group by forfeiting EUR 7 million (USD 7,348,397) out of the loans outstanding in exchange for the issuance of 175,000 new shares in WISeKey Semiconductors SAS, par value EUR 1. Under French law, such a recapitalization is only possible if the loans to be forfeited are immediately repayable. Therefore, respectively on November 1, 2022 and November 3, 2022, the Group entered into a First Amendment to the Debt Transfer Agreements and into the Fourth Amendment to the Revolving Credit Agreement pursuant to which the loans owed under the Debt Transfer Agreements dated June 28, 2021, December 31, 2021, June 30, 2022 and August 31, 2022 as well as all amounts due under the Revolving Credit became due and payable on November 30, 2022.

Because of the requirement under French law, we analyzed the amendment of the maturity of the loans and Revolving Credit as being part of the substance of the recapitalization transaction. We assessed the recapitalization as a capital transaction between related parties in line with ASC 470-50 and, therefore, recorded a credit entry of USD 183,710 in share capital corresponding to the new issue of 175,000 shares and a credit of USD 7,164,687 to additional paid-in capital, with a total debit entry of USD 7,348,397 to Indebtedness to related parties, noncurrent.

On December 31, 2022, the Group entered into a Debt Transfer Agreement with WISeKey pursuant to which WISeKey extended a loan of USD 283,754 to the Group with an interest rate of 3% per annum, repayable on December 31, 2024.

As at December 31, 2022, the Semiconductors Group owed WISeKey and WISeKey’s affiliates a total of USD 11,354,925 and the unamortized debt discount balance was USD 35,340, hence a carrying value of USD 11,319,585 as at December 31, 2022, made up of Shareholder Loans and unpaid management fees. In 2021, an aggregate debt discount charge of USD 355,327 was amortized to the income statement.

Note 19.      Indebtedness to related parties, noncurrent

On October 1, 2016, the Group entered into a Revolving Credit Agreement (the “Revolving Credit”) with its parent WISeKey International Holding AG (“WISeKey”) to borrow funds within a credit period starting on October 1, 2016 and ending on December 31, 2017 when all outstanding funds would become immediately due and payable. Outstanding loan amounts bear an interest rate of 3% per annum. Repayments before the end of the credit period are permitted. On November 1, 2017, the Group and WISeKey entered into the First Amendment to the Revolving Credit Agreement extending the credit period by 2 years to December 31, 2019. On March 16, 2021, the Group and WISeKey entered into the Second Amendment to the Revolving Credit Agreement extending the credit period by another 2 years to December 31, 2022.

On November 12, 2020, WISeKey provided a Funding Commitment to extend shareholder loans (each the “Shareholder Loan”) to the Group for a maximum aggregate amount of USD 4 million to be drawn down over six months from the date of the commitment, in instalments of between USD 1 million and USD 1.5 million. The Shareholder Loans bare interest of 3% per annum. There are not set repayment dates for the Shareholder Loans.

All entities in the Semiconductors Group are subject to management fees from WISeKey and WISeKey’s affiliates. There is no set payment date for these fees, as a result they have been classified as noncurrent.

As at December 31, 2020, the Semiconductors Group owed WISeKey and WISeKey’s affiliates a total of USD 12,326,275 and the unamortized debt discount balance was USD 63,091, hence a carrying value of USD 12,263,184 as at December 31, 2020, made up of Shareholder Loans and unpaid management fees. In 2020, an aggregate debt discount charge of USD 8,278 was amortized to the income statement.

On April 1, 2021, the Group entered into a Debt Remission Agreement (the “Debt Remission”) with WISeKey pursuant to which an outstanding amount of EUR 5 million (USD 5,871,714) owed to WISeKey was remitted without any compensation from the Group. Per the terms of the Debt Remission, WISeKey will have the right to reinstate the debt and ask for repayment in fiscal years when WISeKey Semiconductors SAS achieves a positive income before income tax expense, in an amount calculated based on the income before income tax expense. As such, because of the repayment clause, the loan amounts covered by the Debt Remission continue to be shown as noncurrent liabilities under the line Indebtedness to related parties, noncurrent.

On June 28, 2021, the Group entered into a Debt Transfer Agreement with its parent WISeKey International Holding AG (“WISeKey”) and an affiliate of WISeKey, WISeKey SA, pursuant to which WISeKey extended a loan of USD 1,463,664 to the Group to repay an overdue creditor balance in that same amount owed to WISeKey SA. The loan bears interest at the rate of 3% per annum and is repayable by December 31, 2022.

On December 31, 2021, the Group entered into a Debt Transfer Agreement with WISeKey pursuant to which WISeKey extended a loan of USD 1,910,754 to the Group with an interest rate of 3% per annum, repayable on December 31, 2023.

As at December 31, 2021, the Semiconductors Group owed WISeKey and WISeKey’s affiliates a total of USD 16,017,114 and the unamortized debt discount balance was USD 399,762, hence a carrying value of USD 15,617,352 as at December 31, 2021, made up of Shareholder Loans and unpaid management fees. In 2021, an aggregate debt discount charge of USD 166,919 was amortized to the income statement.